Initial Public Offering (Detail) - Predecessor Company - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended
	Jul. 22, 2019	Sep. 30, 2020
Initial Public Offering [Line Items]
Sale of price per share (in Dollars per share)	$ 10.00	$ 10.00
Initial offering description		Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Gross proceeds	$ 450,000
IPO [Member]
Initial Public Offering [Line Items]
Sale of price per share (in Dollars per share)	$ 10.00
Initial offering description	Each Unit consists of one share of Class A common stock and one-fourth of one redeemable warrant (each, a "Public Warrant"). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
Gross proceeds	$ 450,000
Incurring offering costs	25,360
Deferred underwriting commissions	$ 15,750
Sale of units in initial public offering, shares	45,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units in initial public offering, shares	5,000,000